INCOME TAX MATTERS (Tables)	12 Months Ended
Dec. 31, 2021
Income Tax Matters
Disclosure of income tax benefit/(expense)

	2021	2020	2019
Accounting net loss before tax	(67,047)	(14,769)	(16,146)
At Codere Online statutory income tax rate *	11,398	3,692	4,037
Tax effect unrecognized tax losses and permanent differences	(17,705)	(5,395)	(7,409)
Utilisation of previously unrecognised tax losses	(1,000)	-	-
Effect of different rates in different jurisdictions	6,341	3,095	2,987
Adjustment of prior year taxes	-	118	437
Income tax benefit/(expense)	(966)	(1,510)	53
Effective tax rate	1%	10.22%	0.33%
Of which -
Current tax expense	(966)	(1,510)	53
Deferred tax benefit/(expense)	-	-	-
Total income tax benefit/(expense)	(966)	(1,510)	53

*	The tax rate for the year 2021 was 17% due to Codere Online Luxembourg, S.A. became to the holding company of the Group. The tax rate for the year 2020 and 2019 was 25%.

Disclosure of future profits

Entity	Previous	2019	2020	2021	Total as of 12/31/2021
SEJO	-	-	-	9,355	9,355
Codere Online S.A.U. (Spain)	4,181	785	-	-	4,966
Codere Online Management Services LTD (Malta)	-	5,971	9,592	9,051	24,614
LIFO AenP (Mexico)				343	343
Codere Online Luxembourg, S.A.	-	-	-	5,400	5,400

Entity	Previous	2018	2019	2020	Total as of 12/31/2020
Codere Online S.A.U. (Spain)	2,643	2,538	785	-	5,966
Codere Online Management Services LTD (Malta)	-	-	5,971	9,592	15,563